Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Other NEOs (3)	Average Compensation Actually Paid to Other NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5)	Net Income (Loss)
2025	$1,636,687	$226,173	$707,480	$333,571	$116.32	$(13,966,000)
2024	$1,618,585	$2,689,668	$600,704	$764,441	$419.95	$(11,886,000)
2023	$1,281,333	$1,337,859	$679,291	$741,704	$154.15	$(18,834,000)

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the amounts of total compensation reported for our former PEO, Daniel Goldberger, in the Summary Compensation Table of our Annual Report on Form 10-K for fiscal years 2025, 2024 and 2023.

PEO Total Compensation Amount	[1]	$ 1,636,687	$ 1,618,585	$ 1,281,333
PEO Actually Paid Compensation Amount	[2]	$ 226,173	2,689,668	1,337,859
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the amounts of compensation actually paid to each of the PEO and Other NEOs reported in the table above, the following amounts were deducted from and added to (as applicable) compensation as reported in the Summary Compensation Table:

	PEO			Other NEOs
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$1,636,687	$1,618,585	$1,281,333	$707,480	$600,704	$679,291
Less: Grant Date Fair Value of Equity Awards (1)	(788,198)	(486,000)	(230,000)	(178,580)	(98,720)	(79,415)
Less: Prior Year-End Fair Value of Equity Awards Granted in Prior Years that Forfeited During the Fiscal Year	-	-	(40,553)	-	(70,957)	-
Add: Year-End Fair Value of Equity Awards Granted in the Year	331,600	1,215,750	297,500	66,480	259,360	105,680
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(781,333)	342,000	-	(201,580)	75,817	28,966
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(172,583)	(667)	29,579	(60,229)	(1,763)	7,182
Compensation Actually Paid	$226,173	$2,689,668	$1,337,859	$333,571	$764,441	$741,704

(1)	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 707,480	600,704	679,291
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	333,571	764,441	741,704
Total Shareholder Return Amount	[5]	116.32	419.95	154.15
Net Income (Loss) Attributable to Parent		$ (13,966,000)	$ (11,886,000)	$ (18,834,000)
PEO Name		Daniel Goldberger	Daniel Goldberger	Daniel Goldberger
Additional 402(v) Disclosure [Text Block]

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For a discussion of the assumptions made in the valuation at grant, see Note 14 to the Consolidated Financial Statements included in our Form 10-K.

PEO [Member] | Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (788,198)	$ (486,000)	$ (230,000)
PEO [Member] | Prior Year End Fair Value Of Equity Awards Granted In Prior Years That Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(40,553)
PEO [Member] | Year End Fair Value Of Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		331,600	1,215,750	297,500
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(781,333)	342,000
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(172,583)	(667)	29,579
Non-PEO NEO [Member] | Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(178,580)	(98,720)	(79,415)
Non-PEO NEO [Member] | Prior Year End Fair Value Of Equity Awards Granted In Prior Years That Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(70,957)
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		66,480	259,360	105,680
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(201,580)	75,817	28,966
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (60,229)	$ (1,763)	$ 7,182

[1]	The dollar amounts reported are the amounts of total compensation reported for our former PEO, Daniel Goldberger, in the Summary Compensation Table of our Annual Report on Form 10-K for fiscal years 2025, 2024 and 2023.
[2]	The dollar amounts reported represent the amount of “Compensation Actually Paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Goldberger during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year that are unvested as of the end of the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year for unvested awards, (iii) the vest date value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value at the end of the prior fiscal year of unvested equity awards granted in prior years that were forfeited in the reported year.
[3]	The dollar amounts reported are the average of the total compensation reported for our Other NEOs in the Summary Compensation Table of our Annual Report on Form 10-K for fiscal years 2025, 2024 and 2023, namely Brian Posner for 2024 and 2023, and Joshua S. Lev for 2025 and 2024.
[4]	The dollar amounts reported represent the average of the “Compensation Actually Paid”, as computed in accordance with SEC rules. The dollar amounts reported are the average of the amounts of total compensation reported for our Other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year that are unvested as of the end of the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year for unvested awards, (iii) the vest date value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value at the end of the prior fiscal year of unvested equity awards granted in prior years that were forfeited in the reported year.
[5]	Assumes an investment of $100 for the period starting on January 1, 2023 through the end of the listed fiscal year. The closing prices of the Company’s common stock as reported on Nasdaq, as applicable, on the following trading days were: (i) $3.86 on December 30, 2022; (ii) $5.95 on December 29, 2023; (iii) $16.21 on December 31, 2024; and (iv) $4.49 on December 31, 2025.
[6]	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.